Significant and Critical Accounting Policies and Practices (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Significant and Critical Accounting Policies and Practices [Abstract]
Schedule of consolidated subsidiaries and/or entities
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company interest

Jerrick Ventures LLC	The State of Delaware	100%
Jerrick Australia Pty Ltd	Australia	100%

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company interest

Jerrick Ventures LLC	The State of Delaware	100%

Schedule of property and equipment estimated useful life
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixture	5
Leasehold improvement	5

Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixture	5

Schedule of common stock equivalents
	June 30, 2018	June 30, 2017
Series A Preferred stock	23,135,935	21,654,614
Series B Preferred stock	4,697,906	4,431,987
Options	17,649,990	17,549,990
Warrants	62,016,795	22,805,981
Convertible notes - related party	10,027,507	250,000
Convertible notes	28,015,838	2,929,127
Totals	145,543,971	69,621,699

December 31, 2017
Series A Preferred stock	19,256,707
Series B Preferred stock	4,092,893
Options	17,749,990
Warrants	46,193,779
Convertible notes - related party	7,080,128
Convertible notes	17,749,990
Totals	112,123,487

Summaries of the revisions and the corresponding effects on the consolidated statement of operations
Consolidated Statement of Operations Six Months Ended June 30, 2017
	Previously Reported	Revisions	Revised Reported
Accretion of debt discount and issuance cost	$(951,484)	$226,584	$(724,900)

Derivative expense	(254,470)	254,470	-

Change in fair value of derivative liabilities	584,011	(584,011)	-

Net loss	$(2,852,952)	$102,957	$(2,955,909)

Net loss per ordinary share:
Basic and diluted loss per share	$(0.08)	$(0.00)	$(0.08)